SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P 500 Value Scored & Screened ETF (SNPV)
Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)

Each fund is classified as “diversified” under the Investment Company Act of 1940 (“1940 Act”). All references to each fund being classified as “non-diversified” under the 1940 Act are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the funds' Statement of Additional Information:
Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF are classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
November 12, 2025
SAISTKR25-18